Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

(5)Segment Reporting

In accordance with IFRS 8 “Operating Segments”, financial information for operating segments is reported in the accompanying Appendix II, which forms an integral part of this note to the consolidated financial statements.

The definition of operating segments is based on the different activities carried out by the Group and their significant importance, as well as the organizational structure for managing the businesses. It also considers how management and administrators analyze key operational and financial metrics to make decisions regarding resource allocation and to evaluate the Group’s performance.

Assets, liabilities, income and expenses for operating segments include directly and reliably attributable items. Items which are not attributed to operating segments by the Group are:

●	Balance sheet: equity, cash and cash equivalents and loans and borrowings.
●	Statement of profit and loss: finance result and income tax.
a)	Operating segments

The operating segments are as follows:

●	Biopharma: concentrates all activities related to products derived from human plasma for therapeutic use.
●	Diagnostic: including the marketing of diagnostic testing equipment, reagents and other equipment, manufactured by Group or other companies.
●	Bio Supplies: includes transactions related to biological products for non-therapeutic use and plasma sale to third parties.
●	Others: includes the provision of manufacturing services to third parties and research activities. It also includes pharmaceutical products manufactured by the Group and intended for hospital pharmacies, as well as the marketing of products that complement the Group’s own products.

Details of net revenue by groups of products for 2024, 2023 and 2022 are as follows:

	Thousands of Euros
	2024	2023	2022
Biopharma
Haemoderivatives	6,142,588	5,558,301	5,005,382
Diagnostic
Transfusional medicine	625,217	648,479	640,604
Other diagnostic	19,681	21,790	21,740
Bio supplies	215,664	159,957	146,076
Others	209,232	203,450	250,165
Total	7,212,382	6,591,977	6,063,967

The Group has concluded that hemoderivative products are sufficiently alike to be considered as a whole for the following reasons:

●	All these products are human plasma derivatives and are manufactured in a similar way.
●	The customers and methods used to distribute these products are similar.
●	All these products are subject to the same regulations regarding production and the same regulatory environment.

At 31 December 2024, 94,9% of net revenue from the sale of goods and services has been recognized at a certain point-in-time (98.0% in 2023 and 97.6% in 2022).

b)Geographical information

Geographical information is grouped into four areas:

●	United States of America and Canada
●	Spain
●	Rest of the European Union
●	Rest of the world

The definition of these four operating segments is mainly due to the geographical level that Group management sets to manage its revenue as they respond to specific economic scenarios. The main framework of the Group is consistent with this geographical segment grouping, including the monitoring of its commercial operations and its information systems.

The financial information reported for geographical areas is based on sales to third parties in these markets as well as the location of assets.

c)Main customers

In both 2024 and 2022 there is no customer that represents more than 10% of the Group’s gross revenue. In 2023, a customer in the Biopharma operating segment represents approximately the 10.37% of the Group’s gross revenue.